Fair value measurements (Tables)	9 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	April 1, 2019
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	19,209	25,047	15,171	59,426
Derivative financial instruments	—	200,256	77	200,333
Other	182,470	103,989	—	286,459

Total	201,678	329,292	15,247	546,218

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	4,359,335	1,427,428	19,739	5,806,502
Stocks	2,155,236	—	288,380	2,443,615
Other	6,920	469	—	7,388

Total	6,521,490	1,427,897	308,119	8,257,506

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(231,915)	—	(231,915)

Total	—	(231,915)	—	(231,915)

	Yen in millions
	March 31, 2020
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	17,676	28,203	12,831	58,711
Derivative financial instruments	—	503,826	—	503,826
Other	188,122	98,060	—	286,182

Total	205,798	630,090	12,831	848,719

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	3,197,097	2,155,491	20,099	5,372,687
Stocks	1,895,189	—	370,452	2,265,641
Other	5,964	27,104	—	33,067

Total	5,098,250	2,182,595	390,551	7,671,396

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(437,369)	—	(437,369)

Total	—	(437,369)	—	(437,369)

	Yen in millions
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	23,453	23,441	10,616	57,510
Derivative financial instruments	—	335,707	—	335,707
Other	315,142	119,718	—	434,859

Total	338,594	478,866	10,616	828,077

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	2,754,966	2,627,658	19,133	5,401,757
Stocks	2,362,254	—	364,194	2,726,448
Other	8,563	69,987	—	78,550

Total	5,125,782	2,697,646	383,328	8,206,756

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(379,888)	—	(379,888)

Total	—	(379,888)	—	(379,888)

Disclosure of Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis
4. Changes in financial instruments classified as level 3 and measured at fair value on recurring basis
The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended December 31, 2019 and 2020:

	Yen in millions
	For the first nine months ended December 31, 2019
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	34,910	288,380	77	323,366
Total gains (losses)
Net income (loss)	(4)	—	—	(4)
Other comprehensive income (loss)	111	16,172	—	16,282
Purchases and issuances	7,421	107,632	—	115,053
Sales and settlements	(5,996)	(10,598)	(77)	(16,670)
Transfer from Level 3	—	(61,008)	—	(61,008)
Others	(565)	21,219	—	20,655

Balance at end of period	35,877	361,798	—	397,674

	Yen in millions
	For the first nine months ended December 31, 2020
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	32,931	370,452	—	403,383
Total gains (losses)
Net income (loss)	100	—	—	100
Other comprehensive income (loss)	889	(11,961)	—	(11,071)
Purchases and issuances	312	5,831	—	6,143
Sales and settlements	(3,928)	(202)	—	(4,130)
Others	(555)	74	—	(481)

Balance at end of period	29,750	364,194	—	393,944

	Yen in millions
	For the third quarter ended December 31, 2019
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	39,556	299,191	—	338,747
Total gains (losses)
Net income (loss)	(3)	—	—	(3)
Other comprehensive income (loss)	(87)	4,765	—	4,677
Purchases and issuances	225	45,285	—	45,510
Sales and settlements	(5,121)	(796)	—	(5,916)
Others	1,306	13,353	—	14,660

Balance at end of period	35,877	361,798	—	397,674

	Yen in millions
	For the third quarter ended December 31, 2020
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	30,705	366,455	—	397,160
Total gains (losses)
Net income (loss)	33	—	—	33
Other comprehensive income (loss)	110	(7,363)	—	(7,253)
Purchases and issuances	—	2,518	—	2,518
Sales and settlements	(392)	(43)	—	(435)
Others	(706)	2,627	—	1,921

Balance at end of period	29,750	364,194	—	393,944

Disclosure of Carrying Amount And Fair Value of Financial Assets And Liabilities
The following table summarizes the carrying amount and the fair value of financial assets and liabilities measured on an amortized cost basis:

	Yen in millions
	April 1, 2019
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Receivables related to financial services	16,938,395	—	—	17,167,354	17,167,354
Interest-bearing liabilities
Long-term debt (Including current portion)	14,785,662	—	12,805,942	1,833,623	14,639,565

	Yen in millions
	March 31, 2020
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Receivables related to financial services	17,039,401	—	—	17,235,037	17,235,037
Interest-bearing liabilities
Long-term debt (Including current portion)	15,237,740	—	13,128,224	1,966,646	15,094,870

	Yen in millions
	December 31, 2020
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Receivables related to financial services	18,028,034	—	—	18,796,477	18,796,477
Interest-bearing liabilities
Long-term debt (Including current portion)	18,713,516	—	15,908,762	2,536,324	18,445,085